Retirement benefits - Summary of Movement in Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	$ (3)
Re-measurement (losses)/gains	(3)	$ 3
Ending balance	0	(3)
Retirement benefit assets [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	152	148
Company contributions	16	6
Benefits paid	(11)	(15)
Settlement payments	(150)
Interest income	2	5
Re-measurement (losses)/gains	(8)	9
Settlement transaction costs	(1)	(1)
Ending balance	0	152
Pension plans [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	0
Re-measurement (losses)/gains	0
Ending balance	0	0
Pension plans [member] | US and other [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	(3)
Re-measurement (losses)/gains	(3)	3
Ending balance	0	(3)
Pension plans [member] | Retirement benefit assets [member] | United Kingdom [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	0
Company contributions	1	1
Benefits paid	(1)	(1)
Settlement payments	0
Interest income	0
Re-measurement (losses)/gains	0
Settlement transaction costs	0
Ending balance	0	0
Pension plans [member] | Retirement benefit assets [member] | US and other [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	152	148
Company contributions	14	4
Benefits paid	(9)	(13)
Settlement payments	(150)
Interest income	2	5
Re-measurement (losses)/gains	(8)	9
Settlement transaction costs	(1)	(1)
Ending balance	0	152
US post-employment benefits [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	0
Re-measurement (losses)/gains	0
Ending balance	0	0
US post-employment benefits [member] | Retirement benefit assets [member]
Disclosure of net defined benefit liability/asset [line items]
Beginning balance	0
Company contributions	1	1
Benefits paid	(1)	(1)
Settlement payments	0
Interest income	0
Re-measurement (losses)/gains	0
Settlement transaction costs	0
Ending balance	$ 0	$ 0